RELATED PARTY TRANSACTIONS	2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2024	Mar. 31, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

(8) Related Party Transactions

The following are the significant related party transactions for the years ended September 30, 2024 and 2023.

	Description	2024	2023
Xingwei Xue	Loan	$282,672	$(3,390)
Mingfeng Shi	Loan	(299)	(1,688)
Lili Zhang	Loan	-	(665)
Xinrong Yang	Loan	-	169,962
ELITE RAINBOW LIMITED	Loan	280,571	855,524
Mingfeng Shi	Borrow	(7,024)	-
SHIMF INVESTMENT LIMITED	Borrow	3,783	-
GZY GROUP LIMITED	Borrow	3,783	-
STAR SPARKLING LIMITED	Borrow	3,783	-

DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

In July 2022, the Company issued an aggregate of 1,725,000 founder shares (“Founder Shares”) to the initial shareholders, so that the Sponsor collectively owned 20% of the Company’s issued and outstanding shares after the Initial Public Offering for an aggregate purchase price of $25,000 (see Note 6).

Promissory Note — Related Party

On August 5, 2022, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is non-interest-bearing and payable on the consummation of initial business combination or converted upon consummation of the business combination into additional private units at a price of $10.00 per unit.

As of December 31, 2024 and 2023, the principal amount due and owing under the Promissory Note was $0 and $217,614, respectively.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

Due to Related Party

As of December 31, 2024 and 2023, the Company had a temporary advance of $129,759 and $490,000 from the Sponsor, respectively. The balance is unsecured, interest-free and has no fixed terms of repayment.

Administrative Services Arrangement

An affiliate of the Sponsor will agree that, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, administrative and support services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $10,000 per month for these services commencing on the closing date of this offering for 9 months (or up to 21 months if the Company extends the Combination Period). As of December 31, 2024 and 2023, the unpaid services fees of $100,000 and $0, respectively. For the years ended December 31, 2024 and 2023, the Company incurred $100,000 and $0 in fees for these services, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $300,000. As of December 31, 2024 and 2023, the Company has no principal amount due and owing under the Working Capital Loans.

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

In July 2022, the Company issued an aggregate of 1,725,000 founder shares (“Founder Shares”) to the initial shareholders, so that the Sponsor collectively owned 20% of the Company’s issued and outstanding shares after the Initial Public Offering for an aggregate purchase price of $25,000 (see Note 6).

Due to Related Party

As of March 31, 2025 and December 31, 2024, the Company had a temporary advance of $333,528 and $129,759 from the Sponsor, respectively. The balance is unsecured, interest-free and has no fixed terms of repayment.

Administrative Services Arrangement

An affiliate of the Sponsor will agree that, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, administrative and support services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $10,000 per month for these services commencing on the closing date of this offering for 9 months (or up to 21 months if the Company extends the Combination Period). As of March 31, 2025 and December 31, 2024, the unpaid services fees of $130,000 and $100,000, respectively included in due to related party on the unaudited balance sheets. For the three months ended March 31, 2025 and 2024, the Company incurred $30,000 and $10,000 in fees for these services, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $300,000. As of March 31, 2025 and December 31, 2024, the Company has no principal amount due and owing under the Working Capital Loans.

DT CLOUD ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS